Insurance contracts and private pension - Schedule of Discount Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
1 year
Disclosure of actual claims compared with previous estimates [line items]
IGPM	7.29%	7.43%
IPCA	9.13%	7.63%
TR	11.69%	13.07%
3 years
Disclosure of actual claims compared with previous estimates [line items]
IGPM	8.04%	5.69%
IPCA	7.80%	8.05%
TR	11.33%	13.48%
5 years
Disclosure of actual claims compared with previous estimates [line items]
IGPM	7.98%	6.29%
IPCA	7.62%	7.79%
TR	11.55%	13.24%
10 years
Disclosure of actual claims compared with previous estimates [line items]
IGPM	7.58%	6.18%
IPCA	7.23%	7.59%
TR	11.65%	12.78%
20 years
Disclosure of actual claims compared with previous estimates [line items]
IGPM	7.34%	5.88%
IPCA	7.04%	7.36%
TR	11.63%	12.58%